Quarterly Holdings Report
for
Fidelity® Equity Dividend Income Fund
February 29, 2024
EII-NPRT1-0424
1.797940.120
Common Stocks - 96.7%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 2.0%
Verizon Communications, Inc.	2,987,600	119,564
Media - 3.2%
Comcast Corp. Class A	3,248,200	139,185
Omnicom Group, Inc.	335,700	29,673
WPP PLC	3,096,200	27,700
		196,558
TOTAL COMMUNICATION SERVICES		316,122
CONSUMER DISCRETIONARY - 4.6%
Automobile Components - 0.8%
Lear Corp.	358,800	49,281
Broadline Retail - 0.7%
eBay, Inc.	870,700	41,167
Household Durables - 0.4%
Whirlpool Corp. (a)	232,800	25,000
Specialty Retail - 1.2%
Lowe's Companies, Inc.	233,400	56,172
Williams-Sonoma, Inc.	66,200	15,592
		71,764
Textiles, Apparel & Luxury Goods - 1.5%
Tapestry, Inc.	1,912,800	90,915
TOTAL CONSUMER DISCRETIONARY		278,127
CONSUMER STAPLES - 10.4%
Beverages - 4.4%
Carlsberg A/S Series B	239,800	33,496
Coca-Cola European Partners PLC	1,050,900	72,123
Diageo PLC	777,800	29,081
Keurig Dr. Pepper, Inc.	2,530,900	75,699
The Coca-Cola Co. (b)	960,700	57,661
		268,060
Consumer Staples Distribution & Retail - 0.8%
Sysco Corp. (b)	647,400	52,420
Food Products - 0.5%
Tyson Foods, Inc. Class A	532,200	28,867
Household Products - 1.5%
Reckitt Benckiser Group PLC	657,200	41,524
Reynolds Consumer Products, Inc.	1,763,900	52,035
		93,559
Personal Care Products - 3.2%
Kenvue, Inc.	4,776,035	90,745
Unilever PLC sponsored ADR (a)	2,079,300	101,823
		192,568
TOTAL CONSUMER STAPLES		635,474
ENERGY - 8.1%
Oil, Gas & Consumable Fuels - 8.1%
Enterprise Products Partners LP	2,925,300	80,299
Exxon Mobil Corp.	2,146,000	224,297
Imperial Oil Ltd.	253,000	15,831
Shell PLC ADR	1,681,000	105,617
TotalEnergies SE	1,085,200	69,170
		495,214
FINANCIALS - 20.5%
Banks - 10.7%
Bank of America Corp.	3,034,700	104,758
Cullen/Frost Bankers, Inc.	218,400	23,699
East West Bancorp, Inc.	482,000	35,119
Huntington Bancshares, Inc.	2,097,800	27,355
KBC Group NV	324,400	22,755
M&T Bank Corp.	823,100	115,020
PNC Financial Services Group, Inc.	337,400	49,665
U.S. Bancorp	2,773,800	116,389
Wells Fargo & Co.	2,777,908	154,424
		649,184
Capital Markets - 1.7%
Bank of New York Mellon Corp.	1,342,500	75,301
CME Group, Inc. (b)	128,600	28,337
		103,638
Financial Services - 3.6%
Fidelity National Information Services, Inc.	859,600	59,476
Global Payments, Inc.	785,500	101,879
Visa, Inc. Class A (b)	210,900	59,609
		220,964
Insurance - 4.5%
AXA SA	1,555,000	55,361
Chubb Ltd.	429,879	108,188
First American Financial Corp.	390,200	22,792
The Travelers Companies, Inc.	400,000	88,384
		274,725
TOTAL FINANCIALS		1,248,511
HEALTH CARE - 15.8%
Biotechnology - 0.3%
Gilead Sciences, Inc.	250,900	18,090
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	915,200	37,450
Health Care Providers & Services - 4.0%
Cigna Group	277,200	93,178
Elevance Health, Inc. (b)	203,000	101,754
UnitedHealth Group, Inc. (b)	97,600	48,175
		243,107
Pharmaceuticals - 10.9%
Bristol-Myers Squibb Co.	1,666,000	84,550
GSK PLC sponsored ADR	1,725,100	72,282
Johnson & Johnson (b)	971,607	156,798
Merck & Co., Inc.	1,209,500	153,788
Organon & Co. (a)	1,738,770	30,272
Roche Holding AG (participation certificate)	265,630	69,452
Royalty Pharma PLC	1,565,000	47,482
Sanofi SA sponsored ADR	1,066,300	51,022
		665,646
TOTAL HEALTH CARE		964,293
INDUSTRIALS - 7.6%
Aerospace & Defense - 1.5%
General Dynamics Corp. (b)	272,200	74,379
Lockheed Martin Corp.	42,600	18,243
		92,622
Electrical Equipment - 1.5%
Regal Rexnord Corp.	533,100	91,421
Industrial Conglomerates - 0.7%
3M Co.	415,300	38,257
Machinery - 1.7%
Allison Transmission Holdings, Inc.	686,700	51,729
Parker Hannifin Corp. (b)	95,600	51,189
		102,918
Professional Services - 2.2%
Concentrix Corp.	221,500	16,048
Genpact Ltd.	1,300,100	44,203
SS&C Technologies Holdings, Inc.	1,176,300	75,001
		135,252
TOTAL INDUSTRIALS		460,470
INFORMATION TECHNOLOGY - 7.7%
Communications Equipment - 2.0%
Cisco Systems, Inc.	2,518,400	121,815
IT Services - 2.9%
Amdocs Ltd.	880,528	80,304
Capgemini SA	386,700	94,062
		174,366
Semiconductors & Semiconductor Equipment - 1.9%
Microchip Technology, Inc.	482,750	40,619
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	590,900	76,031
		116,650
Software - 0.9%
Gen Digital, Inc.	1,270,300	27,299
Microsoft Corp. (b)	66,300	27,424
		54,723
TOTAL INFORMATION TECHNOLOGY		467,554
MATERIALS - 3.5%
Chemicals - 1.4%
Celanese Corp. Class A	98,500	14,969
CF Industries Holdings, Inc.	590,000	47,625
Olin Corp.	389,400	20,950
The Chemours Co. LLC	148,200	2,915
		86,459
Containers & Packaging - 2.1%
Berry Global Group, Inc. (a)	577,100	33,593
Crown Holdings, Inc.	640,400	49,067
Silgan Holdings, Inc.	474,300	20,827
Sonoco Products Co.	464,300	26,317
		129,804
TOTAL MATERIALS		216,263
REAL ESTATE - 4.0%
Equity Real Estate Investment Trusts (REITs) - 4.0%
Alexandria Real Estate Equities, Inc.	166,000	20,705
American Tower Corp.	137,200	27,284
COPT Defense Properties (SBI)	1,978,800	47,946
Crown Castle, Inc.	584,100	64,216
Essex Property Trust, Inc.	77,100	17,841
Gaming & Leisure Properties	683,800	31,099
Public Storage	111,500	31,652
		240,743
UTILITIES - 9.3%
Electric Utilities - 6.6%
American Electric Power Co., Inc.	458,100	39,026
Duke Energy Corp.	1,172,600	107,680
Edison International	917,594	62,415
Eversource Energy	560,200	32,884
Exelon Corp.	1,067,100	38,245
FirstEnergy Corp.	2,106,900	77,134
Portland General Electric Co.	368,400	14,799
PPL Corp.	1,159,300	30,571
		402,754
Independent Power and Renewable Electricity Producers - 0.5%
Vistra Corp.	623,600	34,011
Multi-Utilities - 2.2%
CMS Energy Corp.	500,900	28,737
Sempra	1,458,700	102,984
		131,721
TOTAL UTILITIES		568,486
TOTAL COMMON STOCKS (Cost $4,920,722)		5,891,257

Money Market Funds - 3.6%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (c)	192,078,027	192,116
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	30,114,280	30,117
TOTAL MONEY MARKET FUNDS (Cost $222,233)		222,233

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $5,142,955)	6,113,490
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(20,749)
NET ASSETS - 100.0%	6,092,741

Written Options
	Counterparty	Number of Contracts	Notional Amount ($) (000s)	Exercise Price ($)	Expiration Date	Value ($) (000s)
Call Options
CME Group, Inc. Class A	Chicago Board Options Exchange	308	6,787	230.00	06/21/24	(163)
Elevance Health, Inc.	Chicago Board Options Exchange	607	30,426	530.00	03/15/24	(30)
General Dynamics Corp.	Chicago Board Options Exchange	541	14,783	280.00	03/15/24	(50)
Johnson & Johnson	Chicago Board Options Exchange	2,381	38,425	165.00	05/17/24	(765)
Microsoft Corp.	Chicago Board Options Exchange	155	6,411	445.00	04/19/24	(42)
Parker Hannifin Corp.	Chicago Board Options Exchange	232	12,422	540.00	03/15/24	(153)
Sysco Corp.	Chicago Board Options Exchange	1,229	9,951	85.00	05/17/24	(141)
The Coca-Cola Co.	Chicago Board Options Exchange	2,842	17,058	62.50	03/15/24	(9)
The Coca-Cola Co.	Chicago Board Options Exchange	922	5,534	62.50	04/19/24	(22)
UnitedHealth Group, Inc.	Chicago Board Options Exchange	231	11,402	560.00	05/17/24	(57)
Visa, Inc. Class A	Chicago Board Options Exchange	310	8,762	290.00	04/19/24	(118)

TOTAL WRITTEN OPTIONS						(1,550)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $161,961,000.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	102,406	228,043	138,333	2,126	-	-	192,116	0.4%
Fidelity Securities Lending Cash Central Fund 5.39%	72,490	77,720	120,093	8	-	-	30,117	0.1%
Total	174,896	305,763	258,426	2,134	-	-	222,233

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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